CREDIT FROM BANKS AND OTHERS - Disclosure of detailed information about credit from banks and others (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Nov. 07, 2022
Disclosure of detailed information about borrowings [line items]
Credit from banks and others	$ 12,119	$ 9,246	$ (3,774)
Short Term Credit From Banks [Member]
Disclosure of detailed information about borrowings [line items]
Credit from banks and others	3,227	5,084
Short Term Credit From Others [Member]
Disclosure of detailed information about borrowings [line items]
Credit from banks and others	6,090	$ 4,162
Check Receivables [Member]
Disclosure of detailed information about borrowings [line items]
Credit from banks and others	$ 2,802